SCHEDULE OF TRADE RECEIVABLES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Trade receivables, gross	$ 229,994	$ 898,941
Allowance for doubtful accounts	(3,380)	(3,172)
Trade receivables, net	$ 226,614	$ 895,769